Derivatives and Fair Value Measurements - Carrying and Estimated Fair Values Financial Instruments (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents, Carrying Amount	$ 97.4	$ 74.4	$ 74.3	$ 71.2	$ 61.7	$ 62.6
Restricted Cash, Carrying Amount	1.8	1.8		3.9
Receivables less provision for allowances, claims and doubtful accounts, Carrying Amount	433.5	381.9		394.1
Accounts payable, Carrying Amount	261.7	207.3		196.3
Long-term debt, including current portion, Carrying Amount	1,275.0	1,294.8		1,305.4
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents, Fair Value	97.4	74.4		71.2
Restricted Cash, Fair Value	1.8	1.8		3.9
Receivables less provision for allowances, claims and doubtful accounts, Fair Value	433.5	381.9		394.1
Accounts payable, Fair Value	261.7	207.3		196.3
Long-term debt, including current portion, Fair Value	1,356.7	1,348.8		1,296.4
Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents, Carrying Amount	97.4	74.4		71.2
Restricted Cash, Carrying Amount	1.8	1.8		3.9
Receivables less provision for allowances, claims and doubtful accounts, Carrying Amount	433.5	381.9		394.1
Accounts payable, Carrying Amount	261.7	207.3		196.3
Long-term debt, including current portion, Carrying Amount	$ 1,275.0	$ 1,294.8		$ 1,305.4